Income Taxes - Unrecognized Deferred Income Tax Assets, Tax Loss Carry Forwards (Detail) - Dec. 31, 2017 - Mexico and Argentina [member] - Income tax loss carryforward [member]
R$ in Thousands, $ in Thousands
	USD ($)	BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 16,119	R$ 53,320
2018 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	356	1,178
2019 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,226	4,056
2020 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,805	5,970
2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	2,155	7,128
More than 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 10,577	R$ 34,988